UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __June 30, 2003

Check here if Amendment [ ];         Amendment Number: ___
This Amendment (Check only one.):               [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Elias Asset Management
Address:   500 Essjay Rd.  Suite 220
           Williamsville, NY  14221
           --------------------------

Form 13F File Number:    28-04969
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kathy Strohmeyer
Title: Operations Manager
Phone: 716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer               WILLIAMSVILLE, NY               07/30/03
------------------             -----------------               --------
[Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

           Form 13F File NumberName

           28-04969 - [Repeat as necessary.]
           --------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  82

Form 13F Information Table Value Total:             $237288
                                                  (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.

Form 13F
File Number      Name

28-04969                                      [Repeat as necessary.]
-----------     -----------------------------

Elias Asset Management
FORM 13F
30-Jun-03

                           Form 13F INFORMATION TABLE

   COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6    COLUMN 7         COLUMN 8
                                                     VALUE       SHRS OR   SH/  PUT/  INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP    (X$1000)      PRN AMT   PRN  CALL  DISCRETION    MANAGERS     SOLE  SHARED NONE
--------------           -------------- --------- ------------   --------  ---  -----  ----------  ----------   ------ ------ -----
Alcoa Inc.                        COM   013817101     5320       208617    SH            Sole                   208617
American Express Co.              COM   025816109     7333       175400    SH            Sole                   175400
Amgen Inc.                        COM   031162100      376         5665    SH            Sole                     5665
Anadarko Petroleum Corp.          COM   032511107     6389       143664    SH            Sole                   143664
ChevronTexaco Corp.               COM   166764100     6428        89027    SH            Sole                    89027
Cisco Systems Inc.                COM   17275R102     5267       313726    SH            Sole                   313726
Citigroup Inc.                    COM   172967101     7195       168106    SH            Sole                   168106
Clear Channel Communications      COM   184502102     6868       162011    SH            Sole                   162011
DuPont E.I.                       COM   263534109     7656       183856    SH            Sole                   183856
EMC Corp. Mass                    COM   268648102     4504       430151    SH            Sole                   430151
Emerson Electric Co.              COM   291011104     7323       143304    SH            Sole                   143304
Exxon Mobil Corp.                 COM   30231G102     7862       218929    SH            Sole                   218929
Gap Stores Inc.                   COM   364760108     7443       396740    SH            Sole                   396740
General Electric Co.              COM   369604103     7506       261698    SH            Sole                   261698
Home Depot Inc.                   COM   437076102     6996       211233    SH            Sole                   211233
Intel Corp.                       COM   458140100     6554       316464    SH            Sole                   316464
Johnson & Johnson                 COM   478160104     5650       109275    SH            Sole                   109275
Marsh & McLennan Cos.             COM   571748102     8004       156729    SH            Sole                   156729
Medtronic Inc.                    COM   585055106     7924       165178    SH            Sole                   165178
Merck and Co.                     COM   589331107      311         5135    SH            Sole                     5135
Merrill Lynch & Co.               COM   590188108     6991       149767    SH            Sole                   149767
Microsoft Inc.                    COM   594918104     7541       294096    SH            Sole                   294096
Oracle Systems Corp.              COM   68389X105     5516       459295    SH            Sole                   459295
PPG Industries Inc.               COM   693506107     5116       100826    SH            Sole                   100826
Paychex Inc.                      COM   704326107     6078       206807    SH            Sole                   206807
Pepsico Inc.                      COM   713448108     6780       152369    SH            Sole                   152369
Pfizer Inc.                       COM   717081103     6352       185995    SH            Sole                   185995
Procter & Gamble                  COM   742718109      283         3170    SH            Sole                     3170
Qualcomm Inc.                     COM   747525103     6002       167010    SH            Sole                   167010
Royal Dutch Petro-NY Shares       COM   780257804      205         4400    SH            Sole                     4400
SBC Communications Inc.           COM   78387G103      278        10863    SH            Sole                    10863
Texas Instruments Inc.            COM   882508104     5180       294337    SH            Sole                   294337
Transocean Inc.                   COM   G90078109     4694       213641    SH            Sole                   213641
United Technologies Corp.         COM   913017109     7163       101124    SH            Sole                   101124
Walt Disney Co.                   COM   254687106     6443       326224    SH            Sole                   326224
IShares Russell 1000 Value              464287598     4430        87595    SH            Sole                    87595
IShares S&P SmallCap 600                464287804     1346        12275    SH            Sole                    12275
Ishares MSCI EAFE Index Fund            464287465      859         7935    SH            Sole                     7935
S & P Mid-Cap 400 Dep Rcpts             595635103     4426        50455    SH            Sole                    50455
Asset Management Fund-Adj Rate          045419108      160    16080.402    SH            Sole                  16080.4
Brandywine Fund                         10532D107      587    28142.956    SH            Sole                 28142.96
Eaton Vance Tax Managed Growth          277919205      263      594.526    SH            Sole                  594.526
EuroPacific Growth Fund                 298706102     3110    127040.26    SH            Sole                 127040.3
Federated Index Tr Mini-Cap Fu          31420E304      313        29110    SH            Sole                    29110
Managers Special Equity Fund            561717208     1654    26559.741    SH            Sole                 26559.74
Small Cap Value #58                     783925688     1750   107258.694    SH            Sole                 107258.7
First Mutual Fund                       892880105     1175  143621.7525    SH            Sole                 143621.8
BAC Capital Trust 7.00% Pfd             05518E202      201         7250    SH            Sole                     7250
Citigroup Cap IX Pfd 6.00%              173066200      285        11050    SH            Sole                    11050
General Electric Capital Corp           369622519      261         9800    SH            Sole                     9800
National Westminster Bank Ser           638539700      214         8509    SH            Sole                     8509
Allegheny Energy Inc.             COM   017361106      245        29000    SH            Sole                    29000
Amgen Inc.                        COM   031162100     3196        48100    SH            Sole                    48100
BP PLC-Spons ADR                  COM   055622104      334         7940    SH            Sole                     7940
BSB Bancorp Inc.                  COM   055652101      249        10048    SH            Sole                    10048
Bank of New York                  COM   064057102      308        10700    SH            Sole                    10700
Bankamerica Corp.                 COM   060505104      282         3562    SH            Sole                     3562
BellSouth Corp                    COM   079860102      201         7555    SH            Sole                     7555
Bristol-Myers Squibb Co.          COM   110122108      337        12430    SH            Sole                    12430
ChevronTexaco Corp.               COM   166764100      558         7728    SH            Sole                     7728
Colgate - Palmolive               COM   194162103      325         5600    SH            Sole                     5600
Community Bank Systems            COM   203607106     1729        45500    SH            Sole                    45500
Computer Task Group               COM   205477102      542       190750    SH            Sole                   190750
DuPont E.I.                       COM   263534109      277         6646    SH            Sole                     6646
Exxon Mobil Corp.                 COM   30231G102     2215        61674    SH            Sole                    61674
General Electric Co.              COM   369604103     2445        85246    SH            Sole                    85246
Gillette Co.                      COM   375766102      754        23664    SH            Sole                    23664
Home Depot Inc.                   COM   437076102      221         6671    SH            Sole                     6671
International Business Machine    COM   459200101      420         5091    SH            Sole                     5091
Johnson & Johnson                 COM   478160104      357         6900    SH            Sole                     6900
Merck and Co.                     COM                  642        10600    SH            Sole                    10600
Microsoft Inc.                    COM   594918104      256        10000    SH            Sole                    10000
Pfizer Inc.                       COM   717081103      271         7921    SH            Sole                     7921
Procter & Gamble                  COM   742718109      214         2400    SH            Sole                     2400
Rand Capital Corp.                COM   DONTPRIC5       13        10000    SH            Sole                    10000
SBC Communications Inc.           COM   78387G103      206         8059    SH            Sole                     8059
Trustco Bank Corp.                COM   898349105      371        33440    SH            Sole                    33440
Union Pacific                     COM   907818108      317         5460    SH            Sole                     5460
United Technologies Corp.         COM   913017109      283         4000    SH            Sole                     4000
WM Wrigley Jr. Co.                COM   982526105      337         6000    SH            Sole                     6000
Walgreen Co.                      COM   931422109      241         8000    SH            Sole                     8000
Wyeth                             COM   983024100      585        12840    SH            Sole                    12840
REPORT SUMMARY          82 DATA RECORDS             237288                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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